UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.11%
CLOSED-END FUNDS - 24.97%
CORE - 10.26%
Adams Diversified Equity Fund, Inc.	267,471	$3,677,726
General American Investors Company, Inc.	110,292	3,695,885
Liberty All-Star Equity Fund	523,884	2,860,407
Royce Micro-Cap Trust, Inc.	129,683	1,088,040
Royce Value Trust	238,226	3,335,164
Source Capital, Inc.	16,312	612,679
Tri-Continental Corporation	103,395	2,390,492
		17,660,393
DEVELOPED MARKET - 0.42%
Aberdeen Singapore Fund, Inc.	34,200	369,360
Morgan Stanley Asia-Pacific Fund, Inc.	7,520	115,432
Swiss Helvetia Fund, Inc. (The)	20,567	238,577
		723,369
EMERGING MARKETS - 1.95%
Aberdeen Chile Fund, Inc.	41,715	290,754
China Fund, Inc. (The)	7,569	125,645
First Trust/Aberdeen Emerging Opportunity Fund	23,365	356,550
Latin American Discovery Fund, Inc. (The)	12,736	134,238
Mexico Fund, Inc. (The)	6,801	111,536
Morgan Stanley China A Share Fund, Inc.	89,800	1,725,956
Morgan Stanley India Investment Fund, Inc.	5,000	157,600
Templeton Dragon Fund, Inc.	20,400	383,316
Turkish Investment Fund, Inc. (The)	7,756	64,607
		3,350,202
GLOBAL - 2.74%
Alpine Global Total Dynamic Dividend Fund	211,726	1,748,857
Delaware Enhanced Global Dividend and Income Fund	4,465	49,070
Gabelli Global Small and Mid Cap Value Trust (The)	28,520	324,843
Gabelli Global Utility & Income Trust (The)	14,675	272,955
GDL Fund (The)	96,213	947,698
Lazard Global Total Return and Income Fund, Inc.	2,220	33,278
Royce Global Value Trust, Inc.	50,533	444,185
Wells Fargo Advantage Global Dividend Opportunity Fund	154,185	897,357
		4,718,243
GLOBAL INCOME - 0.07%
Legg Mason BW Global Income Opportunities Fund Inc.	10,100	129,078

INCOME & PREFERRED STOCK - 0.67%
LMP Capital and Income Fund Inc.	80,839	1,150,339

NATURAL RESOURCES - 3.44%
Adams Natural Resources Fund, Inc.	141,139	2,740,919
BlackRock Resources & Commodities Strategy Trust	369,150	3,174,690
		5,915,609
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.15%
Voya Asia Pacific High Dividend Equity Income Fund	11,650	118,131
Voya Global Advantage and Premium Opportunity Fund	13,067	136,942
		255,073
PACIFIC EX JAPAN - 0.31%
Aberdeen Greater China Fund, Inc.	27,871	292,646
Thai Fund, Inc. (The)	27,288	233,858
		526,504

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (Unaudited)

Description	No. of Shares	Value
REAL ESTATE - 4.02%
Alpine Global Premier Properties Fund	400,001	$2,288,006
CBRE Clarion Global Real Estate Income Fund	258,918	1,934,117
Cohen & Steers Preferred Securities and Income Fund, Inc.	106,000	2,047,920
RMR Real Estate Income Fund	31,211	655,431
		6,925,474
SECTOR EQUITY - 0.28%
BlackRock Science and Technology Trust	15,699	332,191
Nuveen Real Asset Income and Growth Fund	8,200	141,204
		473,395
UTILITY - 0.66%
Duff & Phelps Global Utility Income Fund Inc.	11,018	179,153
Macquarie Global Infrastructure Total Return Fund Inc.	42,036	960,523
		1,139,676

TOTAL CLOSED-END FUNDS		42,967,355

CONSUMER DISCRETIONARY - 9.16%
Amazon.com, Inc. *	2,900	2,570,966
Carnival Corporation	5,000	294,550
Chipotle Mexican Grill, Inc. *	800	356,416
Delphi Automotive PLC	3,000	241,470
Ford Motor Company	48,000	558,720
General Motors Company	18,000	636,480
Home Depot, Inc. (The)	10,000	1,468,300
Lowe's Companies, Inc.	6,000	493,260
Mattel, Inc.	5,000	128,050
McDonald's Corporation	11,600	1,503,476
Newell Brands Inc.	7,000	330,190
NIKE, Inc.	10,000	557,300
Omnicom Group Inc.	2,000	172,420
Starbucks Corporation	18,000	1,051,020
Target Corporation	8,000	441,520
Time Warner, Inc.	7,000	683,970
TJX Companies, Inc. (The)	4,000	316,320
Twenty-First Century Fox, Inc.	8,500	270,130
Twenty-First Century Fox, Inc. - Class A	14,000	453,460
V.F. Corporation	6,000	329,820
Viacom, Inc. - Class B	5,000	233,100
Walt Disney Company (The)	21,500	2,437,885
Yum! Brands, Inc.	3,500	223,650
		15,752,473
CONSUMER STAPLES - 7.48%
Archer-Daniels-Midland Company	6,000	276,240
Clorox Company (The)	2,000	269,660
Coca-Cola Company (The)	34,000	1,442,960
Colgate-Palmolive Company	10,000	731,900
ConAgra Foods, Inc.	4,500	181,530
CVS Health Corporation	5,000	392,500
General Mills, Inc.	5,000	295,050
Kellogg Company	5,000	363,050
Kimberly-Clark Corporation	2,000	263,260
Kraft Heinz Company (The)	8,000	726,480
Lamb Weston Holdings, Inc.	1	42
Molson Coors Brewing Company	2,000	191,420
Monster Beverage Corporation *	6,000	277,020
PepsiCo, Inc.	3,000	335,580
Philip Morris International Inc.	15,000	1,693,500
Procter & Gamble Company (The)	29,000	2,605,650
Reynolds American Inc.	14,000	882,280
Wal-Mart Stores, Inc.	27,000	1,946,160
		12,874,282
ENERGY - 5.04%
Baker Hughes Incorporated	3,000	179,460
Chevron Corporation	18,000	1,932,660
Concho Resources Inc. *	2,000	256,680
Exxon Mobil Corporation	42,000	3,444,420
Occidental Petroleum Corporation	5,900	373,824
ONEOK, Inc.	1,400	77,616
Phillips 66	6,000	475,320
Pioneer Natural Resources Company	2,000	372,460
Schlumberger Limited	20,000	1,562,000
		8,674,440

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (Unaudited)

Description	No. of Shares	Value
EXCHANGE-TRADED FUND - 1.65%
SPDR S&P 500 ETF Trust	12,000	$2,828,880

FINANCIALS - 9.84%
Aflac Incorporated	5,000	362,100
Allstate Corporation (The)	4,000	325,960
American Express Company	11,000	870,210
Aon plc	3,000	356,070
Bank of America Corporation	20,000	471,800
Bank of New York Mellon Corporation (The)	6,000	283,380
BB&T Corporation	10,000	447,000
Berkshire Hathaway Inc. - Class B *	14,000	2,333,520
Chubb Limited	5,203	708,909
Citigroup Inc.	36,700	2,195,394
CME Group Inc.	4,000	475,200
Fifth Third Bancorp	11,000	279,400
Franklin Resources, Inc.	11,000	463,540
Goldman Sachs Group, Inc. (The)	7,000	1,608,040
Loews Corporation	4,000	187,080
MetLife, Inc.	14,000	739,480
Morgan Stanley	19,000	813,960
State Street Corporation	6,000	477,660
Travelers Companies, Inc. (The)	3,000	361,620
Wells Fargo & Company	57,000	3,172,620
		16,932,943
HEALTH CARE - 10.55%
Abbott Laboratories	21,000	932,610
Allergan plc	1,900	453,948
Anthem, Inc.	4,000	661,520
Baxter International Inc.	8,000	414,880
Bristol-Myers Squibb Company	22,000	1,196,360
Cigna Corporation	4,000	585,960
Eli Lilly and Company	7,000	588,770
Gilead Sciences, Inc.	8,000	543,360
Johnson & Johnson	37,000	4,608,350
McKesson Corporation	2,000	296,520
Medtronic Plc	13,000	1,047,280
Merck & Company, Inc.	38,000	2,414,520
Mylan N.V. *	4,000	155,960
Pfizer Inc.	74,200	2,538,382
Stryker Corporation	6,000	789,900
Thermo Fisher Scientific Inc.	6,000	921,600
		18,149,920
INDUSTRIALS - 7.50%
3M Company	8,000	1,530,640
Caterpillar Inc.	7,000	649,320
Cummins Inc.	2,000	302,400
Danaher Corporation	9,000	769,770
Deere & Company	6,000	653,160
Eaton Corporation plc	3,000	222,450
Emerson Electric Co.	7,000	419,020
Fortive Corporation	3,500	210,770
General Electric Company	112,100	3,340,580
Johnson Controls International plc	6,000	252,720
Raytheon Company	4,000	610,000
United Parcel Service, Inc.	10,100	1,083,730
Union Pacific Corporation	10,000	1,059,200
United Technologies Corporation	14,000	1,570,940
Waste Management, Inc.	3,000	218,760
		12,893,460

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (Unaudited)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 16.32%
Activision Blizzard, Inc.	6,700	$334,062
Alphabet Inc. - Class A *	1,000	847,800
Alphabet Inc. - Class C *	6,002	4,979,019
Apple Inc.	39,000	5,602,740
Cisco Systems, Inc.	50,000	1,690,000
Cognizant Technology Solutions Corporation *	4,000	238,080
Corning Incorporated	13,000	351,000
eBay Inc. *	7,000	234,990
Intel Corporation	37,000	1,334,590
International Business Machines	17,000	2,960,380
Microsoft Corporation	83,600	5,505,896
Oracle Corporation	45,700	2,038,677
PayPal Holdings, Inc. *	14,000	602,280
QUALCOMM Incorporated	16,000	917,440
Symantec Corporation	7,000	214,760
TE Connectivity Ltd.	3,000	223,650
		28,075,364
MATERIALS - 2.06%
Air Products & Chemicals, Inc.	2,000	270,580
Dow Chemical Company (The)	11,000	698,940
E. I. du Pont de Nemours and Company	10,000	803,300
Freeport-McMoRan Inc.	18,100	241,816
Monsanto Company	5,000	566,000
Newmont Mining Corporation	5,000	164,800
Nucor Corporation	3,300	197,076
Praxair, Inc.	5,000	593,000
		3,535,512
REAL ESTATE - 0.46%
American Tower Corporation	4,000	486,160
Weyerhaeuser Company	9,000	305,820
		791,980
TELECOMMUNICATION SERVICES - 2.20%
AT&T, Inc.	63,103	2,621,929
Verizon Communications, Inc.	24,000	1,170,000
		3,791,929
UTILITIES - 1.88%
American Electric Power Company, Inc.	5,000	335,650
Dominion Resources, Inc.	3,000	232,710
Duke Energy Corporation	8,600	705,286
Edison International	2,000	159,220
Exelon Corporation	6,000	215,880
NextEra Energy, Inc.	4,000	513,480
PPL Corporation	5,000	186,950
Public Service Enterprises Group, Inc.	4,000	177,400
Southern Company (The)	9,400	467,932
Xcel Energy Inc.	5,500	244,475
		3,238,983
TOTAL EQUITY SECURITIES (cost - $153,528,656)		170,507,521

SHORT-TERM INVESTMENT - 0.85%
MONEY MARKET FUND - 0.85%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.56%^ (cost - $1,461,025)	1,461,025	1,461,025

TOTAL INVESTMENTS - 99.96% (cost - $154,989,681)		171,968,546

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.04%		77,145

NET ASSETS - 100.00%		$172,045,691

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2017.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2017:

Cost of portfolio investments	$154,990,854
Gross unrealized appreciation	$18,858,966
Gross unrealized depreciation	(1,881,274)
Net unrealized appreciation	$16,977,692

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$170,507,521	$-
Short-Term Investments	1,461,025	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$171,968,546	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2017, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2017.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Although still evaluating the potential impact to the Fund, management does not expect these changes to have an effect on the Fund.

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Management has evaluated the implications of ASU 820-10-50-2 and does not expect the adoption of the ASU to have an effect on the Fund.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2017, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on Form N-CSR on March 2, 2017 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 19, 2017

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 19, 2017

*	Print the name and title of each signing officer under his or her signature.